Exploration and Evaluation of Oil and Gas Reserves - Summary of Changes in Balances of Capitalized Costs (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property plant and equipment
Beginning balance	$ 176,650	$ 175,470
Cumulative translation adjustment	(20,156)	(2,061)
Closing Balance	157,032	176,650
Oil And Natural Gas Liquids [member]
Property plant and equipment
Beginning balance	4,522	5,133
Additions to capitalized costs pending determination of proved reserves	338	797
Capitalized exploratory costs charged to expense	(4)	(107)
Transfers upon recognition of proved reserves	(194)	(1,227)
Cumulative translation adjustment	(644)	(74)
Closing Balance	4,018	4,522
Intangible Assets	1,182	1,390
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 5,200	$ 5,912